Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Interest and Debt Expense [Abstract]
Interest expense	$ 22,667	$ 22,427
Interest capitalized	0	(1,795)
Swap effect	25,650	24,384
Amortization and write off of financing costs	946	3,025
Commitment fees	349	161
Bank charges and other	131	160
Total	$ 49,743	$ 48,362